Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments
The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities, other securities investments, investments and other assets in affiliated companies and derivative financial instruments. See note 28 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2019
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	3,574,704	2,980,504	594,200	—	3,574,704
Time deposits	1,126,352	—	1,126,352	—	1,126,352
Total finance receivables, net	15,450,745	—	—	15,668,542	15,668,542
Other receivables	568,156	—	—	568,156	568,156
Short-term borrowings	(5,344,973)	—	(5,285,807)	(59,166)	(5,344,973)
Long-term debt including the current portion	(14,786,184)	—	(12,786,541)	(1,833,623)	(14,620,164)

	Yen in millions
	March 31, 2020
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	4,190,518	3,598,318	592,200	—	4,190,518
Time deposits	828,220	—	828,220	—	828,220
Total finance receivables, net	15,511,294	—	—	15,703,737	15,703,737
Other receivables	564,854	—	—	564,854	564,854
Short-term borrowings	(5,286,026)	—	(5,274,071)	(11,955)	(5,286,026)
Long-term debt including the current portion	(15,238,006)	—	(12,644,187)	(1,966,646)	(14,610,833)